[DAVIS GRAHAM & STUBBS LLP LETTERHEAD]

December 22, 2006

Via EDGAR

United States Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Re:          Westcore Trust (File No. 2-75677)

Definitive Proxy Statement on Schedule 14A, filed December 22, 2006

To Whom It May Concern:

On behalf of Westcore Trust, filed herewith are definitive proxy materials relating to Westcore’s proposed special meeting of stockholders, to be held on February 13, 2007.

Definitive copies of this proxy statement are intended to be released to security holders on December 28, 2006.

Please direct any questions or comments regarding the foregoing to the undersigned at telephone number (303) 892-7381.

Sincerely,

/s/ Peter H. Schwartz

Peter H. Schwartz
for
DAVIS GRAHAM & STUBBS LLP

PHS/jms

Enclosures

cc:	Jasper R. Frontz, CCO, Westcore Trust

Peter H. Schwartz .. 303 892 7381 . peter.schwartz@dgslaw.com